STOCK OPTIONS	12 Months Ended
Dec. 31, 2018
Statements Line Items
STOCK OPTIONS

NOTE 13 – STOCK OPTIONS

The Stock Option Plan (the “Plan”) is a 10% “rolling” plan pursuant to which the number of common shares reserved for issuance is 10% of the Company’s issued and outstanding common shares as constituted on the date of any grant of options.

The Plan provides for the grant of options to purchase common shares to eligible directors, senior officers, employees and consultants of the Company (“Participants”). The exercise periods and vesting periods of options granted under the Plan are to be determined by the Company with approval from the Board of Directors. The expiration of any option will be accelerated if the participant’s employment or other relationship with the Company terminates. The exercise price of an option is to be set by the Company at the time of grant but shall not be lower than the market price (as defined in the Plan) at the time of grant.

The following table summarizes information about outstanding stock option transactions:

		Weighted
	Number of	average
	options	exercise price
		$
Balance at January 1, 2017 and December 31, 2017	3,400,000	0.16
Options granted	1,850,000	0.09
Options cancelled	(400,000)	0.16
Balance at December 31, 2018	4,850,000	0.13

Details of the stock options as at December 31, 2018 are as follows:

	Outstanding			Exercisable
		Weighted average			Weighted average
	Number	exercise	contractual	Number	exercise	contractual
	of options	price	life (years)	of options	price	life (years)
		$			$
$0.09	1,850,000	0.09	2.00	1,850,000	0.09	2.00
$0.16	3,000,000	0.16	2.43	3,000,000	0.16	2.43
	4,850,000	0.13	2.26	4,850,000	0.13	2.26

The fair value of the options issued during the year ended December 31, 2018 (2017 – no stock options were granted) was estimated using the Black Scholes option pricing model with the following weighted average inputs:

For the year ended December 31	2018

Fair value at grant date	$0.04
Expected volatility	100.59%
Expected option life	1.46 years
Dividends	0.0%
Risk-free interest rate	1.80%
Estimated forfeiture rate	5.04%

Expected volatility is based on historical volatility and average weekly stock prices were used to calculate volatility. Management believes that the annualized weekly average of volatility is the best measure of expected volatility.